NOTE 8 - DERIVATIVE LIABILITY: Schedule of Assumptions Used (Tables)	Mar. 31, 2023
March 31, 2023
Schedule of Assumptions Used

	March	Upon	December	Upon
	31, 2023	Issuance	31, 2022	Issuance
		2023		2022
Stock Price	$0.052	$0.048	$0.04	$0.043-0.066
Exercise Price	$0.0277-0.05	$0.045	$0.0224-0.05	$0.0224-0.05
Expected Life	0-0.59	0.75	0-0.59	1.0-1.2
Volatility	168%	145%	168%	194.52-197.12%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	4.02%	4.57%	4.02%	0.53-0.61%
Convertible Notes	317,285	388,888	317,285	356,000
Total Fair Value	$186,919	$174,234	$102,011	$273,906

December 31, 2022
Schedule of Assumptions Used

	December	Upon	December	Upon
	31, 2022	Issuance	31, 2021	Issuance
		2022		2021
Stock Price	$0.04	$0.043-0.066	$0.04	$0.066-0.10625
Exercise Price	$0.0224-0.05	$0.0224-0.05	$0.023-0.05	$0.023-0.05
Expected Life	0-0.59	1.0-1.2	0-1.25	0-1.88
Volatility	168%	194.52-197.12%	216%	240.87-273.61%
Dividend Yield	0%	0%	0%	0%
Risk-Free Interest Rate	4.02%	0.53-0.61%	0.06%	0%-0.05%
Convertible Notes	317,285	356,000	171,750	1,772,000
Total Fair Value	$102,011	$273,906	$92,527	$1,446,469